CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	51,954,810	44,103,743	37,273,628
Common stock, outstanding	51,954,810	44,103,743	37,273,628
Series A Convertible preferred stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	5,000,000	5,000,000	5,000,000
Convertible preferred stock, issued	97,663	97,663	97,663
Convertible preferred stock, outstanding	97,663	97,663	97,663
Convertible preferred stock, liquidation preference	$ 97,663	$ 97,663	$ 97,663
Series B Convertible preferred stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	5,000,000	5,000,000	5,000,000
Convertible preferred stock, issued	65,784	65,784	65,784
Convertible preferred stock, outstanding	65,784	65,784	65,784
Convertible preferred stock, liquidation preference	65,784	65,784	65,784
Series D Convertible preferred stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	2,000,000	2,000,000	2,000,000
Convertible preferred stock, issued	3,315	3,315
Convertible preferred stock, outstanding	3,315	3,315
Convertible preferred stock, liquidation preference	$ 3,315,000	$ 3,315,000
Series C Convertible preferred stock
Convertible preferred stock, par value		$ 0.0001	$ 0.0001
Convertible preferred stock, authorized		1,000,000	1,000,000
Convertible preferred stock, issued		0	0
Convertible preferred stock, outstanding		0	0